Loans and Borrowings (Details)										1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 17, 2023 USD ($)	Mar. 22, 2022 $ / shares	Mar. 14, 2022 USD ($) $ / shares shares	Nov. 12, 2021 $ / shares	Nov. 11, 2021 USD ($) $ / shares shares	Nov. 10, 2021 USD ($) $ / shares shares	Jul. 26, 2021 $ / shares	Oct. 31, 2020 USD ($)	Oct. 29, 2020 USD ($)	May 31, 2020 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 31, 2023 USD ($)	Jan. 17, 2023 EUR (€)	Dec. 31, 2022 LSL (M)	Dec. 31, 2022 EUR (€)	Mar. 15, 2022 USD ($)
Loans and Borrowings (Details) [Line Items]
Principal loan amount			$ 6,559,294								$ 2,462,763			$ 174,840		$ 328,000
Borrowing term														18 months
Balance of unpaid interest			$ 23,686											$ 9,068
Payable of wrote down
Borrowings															$ 1,350,813					$ 6,582,980
Borrowings, interest rate														1.00%
Accounts payable											3,303,221		3,414,582
Bear interest											125,013
Accrued interest											1,450,112		30,224
Principal amount																$ 328,000
Shares issued (in Shares) | shares			1,645,745		880,000	880,000
Borrowing minimum capital raise to trigger repayment														$ 18,000,000
Price per share (in Dollars per share) | $ / shares		$ 31	$ 4	$ 2.5	$ 2.5	$ 2.5	$ 0.53
Total value			$ 6,582,980		$ 2,200,000	$ 2,200,000								2,200,000
Additional borrowing														100,000
Short Term Loan One [Member]
Loans and Borrowings (Details) [Line Items]
Principal loan amount											$ 135,226
Borrowing term											30 days
Short Term Loan Two [Member]
Loans and Borrowings (Details) [Line Items]
Principal loan amount											$ 190,444
Short Term Loan Incepted 2021 [Member]
Loans and Borrowings (Details) [Line Items]
Principal loan amount | M																		M 4,000,000
Other Loan [Member]
Loans and Borrowings (Details) [Line Items]
Principal loan amount	$ 48,666																€ 45,000
Short Term Loan One [Member]
Loans and Borrowings (Details) [Line Items]
Principal loan amount													$ 135,226		$ 135,226
Borrowing term													30 days		30 days
Payable of wrote down
Borrowings														9,068	$ 11,230
Short Term Loan Two [Member]
Loans and Borrowings (Details) [Line Items]
Principal loan amount													190,444		190,444
Payable of wrote down
Borrowings														174,840	190,444
Short Term Loan Incepted 2021 [Member]
Loans and Borrowings (Details) [Line Items]
Principal loan amount														258,900	4,000,000
Borrowings														248,293
Short Term Bank Loans [Member]
Loans and Borrowings (Details) [Line Items]
Principal loan amount											$ 803,627		$ 772,955
Borrowings, interest rate													3.00%					3.00%	3.00%
Long Term Bank Loans [Member]
Loans and Borrowings (Details) [Line Items]
Principal loan amount													$ 2,632,103
Borrowings, interest rate													3.00%					3.00%	3.00%
Other Loan [Member]
Loans and Borrowings (Details) [Line Items]
Principal loan amount													$ 30,224						€ 25,000
Bear interest (in Euro) | €																			200
Unpaid amount payment (in Euro) | €																			€ 200
Bear interest rate	0.75%										7.00%
Unpaid amount rate	1.00%
Bear interest											$ 25,092
Accrued interest											$ 206,704
Bridge Loans [Member]
Loans and Borrowings (Details) [Line Items]
Principal loan amount					1,100,000					$ 1,100,000			$ 1,000,000	$ 1,000,000
Borrowing term													18 months
Borrowings					$ 2,200,000					1,100,000
Borrowings, interest rate													1.50%	1.50%				1.50%	1.50%
Bear interest rate											7.00%
Shares issued (in Shares) | shares					880,000						582,193
Loans received											$ 1,118,617
Borrowing, redemption premium					100.00%								100.00%	100.00%
Borrowing minimum capital raise to trigger repayment								$ 18,000,000	$ 18,000,000				$ 18,000,000
Borrowing, additional capacity										$ 100,000
Amount of redemption premium					$ 1,100,000
Price per share (in Dollars per share) | $ / shares					$ 2.5
Total value					$ 2,200,000
Shares For Debt Loan [Member]
Loans and Borrowings (Details) [Line Items]
Shares issued (in Shares) | shares					880,000
Borrowing, redemption premium					100.00%
Total value					$ 2,200,000
Short Term Loan Incepted 2021 [Member]
Loans and Borrowings (Details) [Line Items]
Principal loan amount														$ 258,900				M 4,000,000
Operating cost														$ 258,900